Leases - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities	$ 1.1	$ 1.2
Expenses related to leases that are classified as short term	$ 2.1	$ 2.0